SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 74,021	$ 74,145	$ 74,621
Inventory, impairment charge		18,976
Deferred inventory costs	265,367	1,391,066	1,922,486
Deferred revenue	$ 1,177,191	3,546,584	7,571,026
Total shipping and handling costs		$ 223,121	286,431
Value added taxes, description	The Company was subject to VAT at the rate of 17% on sales of its products (before May 1, 2018), and 11% on sales of the agricultural products (before May 1, 2018) and at the rate of 6% of its membership revenue. The PRC government has announced VAT reduction, which was effected in May 2018. Therefore, on and after May 1, 2018, the Company is subject to VAT at the rate of 16% on sales of its products, and 10% on sales of the agricultural products and at the rate of 6% of its membership revenue. In 2019, the PRC government has announced another round of VAT reduction, which was effected from April 2019. Therefore, on and after April 1, 2019, the Company is subject to VAT at the rate of 13% on sales of its products, and 10% on sales of the agricultural products and at the rate of 6% of its service revenue, which the Company issued service fee VAT invoices though service fees are recognized. The Company is also subject to surcharges, which includes urban maintenance and construction taxes and additional education fees on VAT payable in accordance with PRC law. The surcharges are at the rate of 12% of the VAT payable, depending on which tax jurisdiction the Company’s PRC operating subsidiaries and the VIE operate in.	The Company was subject to VAT at the rate of 17% on sales of its products (before May 1, 2018), and 11% on sales of the agricultural products (before May 1, 2018) and at the rate of 6% of its membership revenue. The PRC government has announced VAT reduction, which was effected in May 2018. Therefore, on and after May 1, 2018, the Company is subject to VAT at the rate of 16% on sales of its products, and 10% on sales of the agricultural products and at the rate of 6% of its membership revenue, which the Company issued membership fee VAT invoices though membership fees are recognized with the sales of aloe products as a single unit of accounting under US GAAP. The Company is also subject to surcharges, which includes urban maintenance and construction taxes and additional education fees on VAT payable in accordance with PRC law. The surcharges are at the rate of 12% of the VAT payable, depending on which tax jurisdiction the Company’s PRC operating subsidiaries and the VIE operate in.
Accounts receivable, collected			$ 7,466,669
Subsequent Event [Member]
Accounts receivable, collected		$ 3,087,124
Deferred inventory costs released to cost of revenue		$ 1,220,432
Land use rights [Member]
Intangible assets useful lives		50 years